Summary of (loss) income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (10,348)	$ (15,225)	$ (4,370)
Canada [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(6,924)	(10,796)	(4,370)
Germany [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(2,986)	(4,265)
United states [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (438)	$ (164)